UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22312

ACAP Strategic Fund
(Exact name of registrant as specified in charter)

350 Madison Avenue, 20th Floor
New York, New York 10017
(Address of principal executive offices) (Zip code)

SilverBay Capital Management LLC
350 Madison Avenue, 20th Floor
New York, New York 10017
(Name and address of agent for service)

Registrant's telephone number, including area code: 212-716-6840

Date of fiscal year end: September 30

Date of reporting period December 31, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule of Investments is attached herewith.

ACAP STRATEGIC FUND
SCHEDULE OF INVESTMENTS (Unaudited)

		December 31, 2016
Shares		Fair Value
	Investments in Securities – 123.33%
	Common Stocks – 116.68%
	China – 10.37%
	E-Commerce / Products – 3.37%
449,100	Alibaba Group Holding Ltd ADR * (a)	$39,435,471
323,900	JD.com Inc ADR *	8,240,016
730,660	Vipshop Holdings Ltd ADR * (a)	8,044,567
		55,720,054
	Entertainment Software – 4.61%
354,200	NetEase Inc ADR	76,273,428
	Internet Application Software – 1.33%
896,100	Tencent Holdings Ltd	21,925,304
	Transportation - Services – 0.19%
256,669	ZTO Express Cayman Inc ADR *	3,097,995
	Web Portals / ISP – 0.87%
87,190	Baidu Inc ADR * (a)	14,334,908
	Total China (cost $146,261,877)	$171,351,689

	France – 0.74%
	Entertainment Software – 0.74%
345,900	UBISOFT Entertainment *	12,331,525
	Total France (cost $9,077,911)	$12,331,525

	Hong Kong – 1.86%
	Energy - Alternate Sources – 1.86%
27,130,000	China Everbright International Ltd	30,758,170
	Total Hong Kong (cost $16,734,766)	$30,758,170

	Israel – 0.60%
	Electronic Components - Semiconductors – 0.60%
518,066	Tower Semiconductor Ltd *	9,858,797
	Total Israel (cost $8,073,623)	$9,858,797

	Japan – 12.10%
	Audio / Video Products – 2.97%
1,747,200	Sony Corp	49,059,716
	Chemicals - Specialty – 2.19%
466,200	Shin-Etsu Chemical Co Ltd	36,241,569
	Cosmetics & Toiletries – 1.33%
869,100	Shiseido Co Ltd	22,045,118
	E-Commerce / Products – 0.83%
1,401,400	Rakuten Inc	13,763,482

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND
SCHEDULE OF INVESTMENTS (Unaudited) (continued)

		December 31, 2016
Shares		Fair Value
	Common Stocks (continued)
	Japan (continued)
	Electric Products - Miscellaneous – 1.41%
444,900	Mabuchi Motor Co Ltd	$23,268,230
	Electronic Components - Miscellaneous – 1.10%
752,200	Alps Electric Co Ltd	18,225,380
	Entertainment Software – 0.77%
493,276	Square Enix Holdings Co Ltd	12,708,830
	Finance - Other Services – 1.17%
1,353,338	Japan Exchange Group Inc	19,377,326
	Metal Products - Distribution – 0.33%
326,873	MISUMI Group Inc	5,392,066
	Total Japan (cost $171,887,085)	$200,081,717

	United States – 91.01%
	Aerospace / Defense – 1.48%
105,510	Northrop Grumman Corp	24,539,516
	Apparel Manufacturers – 0.23%
43,870	Carter's Inc (a)	3,789,929
	Applications Software – 4.72%
1,254,340	Microsoft Corp	77,944,688
	Auction House / Art Dealer – 1.14%
441,260	KAR Auction Services Inc	18,806,501
	Building Products - Cement / Aggregate – 2.13%
69,990	Martin Marietta Materials Inc	15,504,885
157,460	Vulcan Materials Co	19,706,119
		35,211,004
	Commercial Services - Finance – 6.06%
218,920	FleetCor Technologies Inc *	30,981,558
369,940	Global Payments Inc	25,677,535
635,500	PayPal Holdings Inc *	25,083,185
310,540	Vantiv Inc, Class A *	18,514,395
		100,256,673
	Commercial Services – 1.98%
283,600	Cintas Corp	32,772,816
	Computer Aided Design – 6.76%
205,360	Aspen Technology Inc * (a)	11,229,085
1,989,233	Cadence Design Systems Inc *	50,168,456
854,220	Synopsys Inc * (a)	50,279,389
		111,676,930
	Computer Software – 1.56%
900,220	SS&C Technologies Holdings Inc	25,746,292

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND
SCHEDULE OF INVESTMENTS (Unaudited) (continued)

		December 31, 2016
Shares		Fair Value
	Common Stocks (continued)
	United States (continued)
	Computers – 2.43%
346,400	Apple Inc (a)	$40,120,048
	Data Processing / Management – 2.01%
438,990	Fidelity National Information Services Inc	33,205,204
	E-Commerce / Products – 2.73%
60,100	Amazon.com Inc * (a)	45,067,187
	E-Commerce / Services – 0.36%
343,500	Match Group Inc *	5,873,850
	Electronic Components - Semiconductors – 4.70%
453,900	Microchip Technology Inc	29,117,685
803,380	Xilinx Inc (a)	48,500,051
		77,617,736
	Entertainment Software – 5.20%
838,900	Activision Blizzard Inc (a)	30,292,679
706,520	Electronic Arts Inc *	55,645,515
		85,938,194
	Finance - Credit Card – 5.41%
449,260	MasterCard Inc, Class A (a)	46,386,095
552,800	Visa Inc, Class A (a)	43,129,456
		89,515,551
	Finance - Other Services – 5.67%
263,070	CME Group Inc	30,345,125
1,124,100	Intercontinental Exchange Inc	63,421,722
		93,766,847
	Internet Content - Entertainment – 2.87%
413,010	Facebook Inc, Class A *	47,516,801
	Medical Labs & Testing Services – 0.97%
209,940	Quintiles IMS Holdings Inc *	15,965,937
	Medical - Biomedical / Genetics – 5.29%
140,820	Alexion Pharmaceuticals Inc * (a)	17,229,327
606,400	Celgene Corp *	70,190,800
		87,420,127
	Medical - Wholesale Drug Distribution – 1.20%
651,674	Premier Inc, Class A * (a)	19,784,823
	Oil Components - Integrated – 1.55%
283,790	Exxon Mobil Corp	25,614,885

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND
SCHEDULE OF INVESTMENTS (Unaudited) (continued)

		December 31, 2016
Shares		Fair Value
	Common Stocks (continued)
	United States (continued)
	REITS - Diversified – 5.57%
431,720	American Tower Corp (a)	$45,624,170
129,930	Equinix Inc	46,438,281
		92,062,451
	Resorts / Theme Parks – 1.09%
300,625	Six Flags Entertainment Corp	18,025,475
	Retail - Automobile – 0.63%
188,290	Copart Inc *	10,433,149
	Retail - Discount – 5.64%
190,770	Costco Wholesale Corp (a)	30,544,185
813,330	Dollar Tree Inc * (a)	62,772,809
		93,316,994
	Retail - Drug Store – 1.23%
245,820	Walgreens Boots Alliance Inc (a)	20,344,063
	Retail - Perfume & Cosmetics – 1.95%
126,990	Ulta Salon Cosmetics & Fragrance Inc *	32,374,830
	Semiconductor Components - Integrated Circuits – 2.08%
473,550	Analog Devices Inc (a)	34,389,200
	Semiconductor Equipment – 5.79%
999,200	Applied Materials Inc (a)	32,244,184
309,083	Lam Research Corp (a)	32,679,346
1,215,870	Teradyne Inc (a)	30,883,097
		95,806,627
	Telephone - Integrated – 0.58%
293,540	Zayo Group Holdings Inc *	9,645,724
	Total United States (cost $1,224,241,370)	$1,504,550,052

	Total Common Stock (cost $1,576,276,632)	$1,928,931,950

	Short-Term Securities – 6.28%
	United States – 6.28%
103,729,678	Dreyfus Treasury & Agency Cash Management, Institutional
	Shares, 0.21% (a) (b)	103,729,678
	Total United States (cost $103,729,678)	$103,729,678

	Total Short-Term Securities (cost $103,729,678)	$103,729,678

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND
SCHEDULE OF INVESTMENTS (Unaudited) (continued)

		December 31, 2016
Par		Fair Value
	Convertible Bond – 0.37%
	United States – 0.37%
	E-Commerce / Services – 0.37%
4,825,000	Priceline Group Inc, 0.35% Debenture due 06/15/2020	6,142,828
	Total United States (cost $6,054,269)	$6,142,828
	Total Convertible Bond (cost $6,054,269)	$6,142,828
	Total Investments in Securities (cost $1,686,060,579)†	$2,038,804,456
	Other Liabilities in Excess of Assets - (23.33%) **	$(385,682,701)
	Net Assets - 100.00%	$1,653,121,755

(a)	Partially or wholly held in a pledged account by the Custodian as collateral for securities sold, not yet purchased.
(b)	The rate shown is the current yield as of December 31, 2016. $85,542,763 is pledged in a collateral account by the Custodian for derivatives related trading.
*	Non-income producing security.
**	Includes $46,360,562 invested in a BNY Mellon Money Market Account, which is 2.80% of net assets.
ADR	American Depositary Receipt
†	Aggregate cost for federal income tax purposes is $1,754,917,081. The aggregate gross unrealized gain/(loss) for federal income tax purposes for all portfolio investments is as follows:

Excess of value of cost	$433,241,116
Excess of cost of value	(25,828,167)
$407,412,949

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND
SCHEDULE OF INVESTMENTS (Unaudited) (concluded)

December 31, 2016
Percentage of
Investments in Securities - By Industry	Net Assets (%)
Aerospace / Defense	1.48
Apparel Manufacturers	0.23
Applications Software	4.72
Auction House / Art Dealer	1.14
Audio / Video Products	2.97
Building Products - Cement / Aggregate	2.13
Chemicals - Specialty	2.19
Commercial Services - Finance	6.06
Commercial Services	1.98
Computer Aided Design	6.76
Computer Software	1.56
Computers	2.43
Cosmetics & Toiletries	1.33
Data Processing / Management	2.01
E-Commerce / Products	6.93
E-Commerce / Services	0.73
Electric Products - Miscellaneous	1.41
Electronic Components - Miscellaneous	1.10
Electronic Components - Semiconductors	5.30
Energy - Alternate Sources	1.86
Entertainment Software	11.32
Finance - Credit Card	5.41
Finance - Other Services	6.84
Internet Application Software	1.33
Internet Content - Entertainment	2.87
Medical Labs & Testing Services	0.97
Medical - Biomedical / Genetics	5.29
Medical - Wholesale Drug Distribution	1.20
Metal Products - Distribution	0.33
Oil Components - Integrated	1.55
REITS - Diversified	5.57
Resorts / Theme Parks	1.09
Retail - Automobile	0.63
Retail - Discount	5.64
Retail - Drug Store	1.23
Retail - Perfume & Cosmetics	1.95
Semiconductor Components - Integrated Circuits	2.08
Semiconductor Equipment	5.79
Short-Term Securities	6.28
Transportation - Services	0.19
Telephone - Integrated	0.58
Web Portals / ISP	0.87
Total Investments in Securities	123.33%

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND
SCHEDULE OF PURCHASED OPTIONS (Unaudited)

		December 31, 2016
Contracts		Fair Value
	Purchased Options – 1.28%
	Call Options – 0.89%
	United States – 0.89%
	Automotive - Cars / Light Trucks – 0.03%
14,308	Ford Motor Co, 01/20/2017, $12.75	$85,848
6,998	Ford Motor Co, 03/17/2017, $12.00	391,888
		477,736
	Beverage - Non-alcoholic – 0.04%
7,017	Coca-Cola Co, 05/19/2017, $43.00	617,496
	Cosmetics & Toiletries – 0.03%
3,505	Proctor & Gamble Co, 04/21/2017, $87.50	466,165
	Currency – 0.04%
65,673,155	USD / CNH, 06/30/2017, $7.50	736,988
	Diversified Manufacturing Operations – 0.04%
4,300	General Electric Co, 01/20/2017, $30.00	735,300
	E-Commerce / Services – 0.04%
210	Priceline Group Inc, 01/20/2017, $1,460.00	613,200
	Electronic Components - Semiconductors – 0.28%
8,605	Intel Corp, 04/21/2017, $35.00	2,151,250
2,449	NVIDIA Corp, 03/17/2017, $110.00	2,338,795
1,727	Texas Instruments Inc, 04/21/2017, $77.50	279,774
		4,769,819
	Internet Content - Entertainment – 0.27%
1,719	Netflix Inc, 03/17/2017, $100.00	4,426,425
	Sector Fund - Real Estate – 0.06%
3,499	iShares U.S. Real Estate ETF, 06/16/2017, $79.00	927,235
	Sector Fund - Utility – 0.06%
10,266	Utilities Select Sector SPDR Fund ETF, 01/20/2017, $50.00	184,788
6,935	Utilities Select Sector SPDR Fund ETF, 03/17/2017, $49.00	825,265
		1,010,053
	Total United States (cost $15,257,345)	$14,780,417
	Total Call Options (cost $15,257,345)	$14,780,417
	Put Options – 0.39%
	China – 0.10%
	E-Commerce / Products – 0.10%
10,511	JD.com Inc ADR, 03/17/2017, $25.00	$1,555,628
	Total China (cost $1,443,702)	$1,555,628

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND
SCHEDULE OF PURCHASED OPTIONS (Unaudited) (continued)

		December 31, 2016
Contracts		Fair Value
	Put Options (continued)
	United States – 0.29%
	Oil Companies - Integrated – 0.15%
7,010	Exxon Mobil Corp, 04/21/2017, $90.00	$2,488,550
	Sector Fund - Technology – 0.14%
14,016	VanEck Vectors Semiconductor ETF, 02/17/2017, $70.00	2,382,720
	Total United States (cost $5,536,664)	$4,871,270
	Total Put Options (cost $6,980,366)	$6,426,898
	Total Purchased Options (cost $22,237,711)	$21,207,315

ADR	American Depositary Receipt
CNH	Chinese Renminbi Yuan
ETF	Exchange Traded Fund
SPDR	Standard & Poor’s Depositary Receipts
USD	United States Dollar

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND
SCHEDULE OF PURCHASED OPTIONS (Unaudited) (concluded)

December 31, 2016
Percentage of
Purchased Options - By Industry	Net Assets (%)
Automotive - Cars / Light Trucks	0.03
Beverage - Non-alcoholic	0.04
Cosmetics & Toiletries	0.03
Currency	0.04
Diversified Manufacturing Operations	0.04
E-Commerce / Products	0.10
E-Commerce / Services	0.04
Electronic Components - Semiconductors	0.28
Internet Content - Entertainment	0.27
Oil Companies - Integrated	0.15
Sector Fund - Real Estate	0.06
Sector Fund - Technology	0.14
Sector Fund - Utility	0.06
Total Purchased Options	1.28%

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND
SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED (Unaudited)

		December 31, 2016
Shares		Fair Value
	Securities Sold, Not Yet Purchased – 41.36%
	Common Stock – 37.36%
	China – 0.45%
	Computers – 0.33%
9,176,000	Lenovo Group Ltd	$5,562,539
	Metal Processors & Fabrication – 0.12%
4,484,000	China Zhongwang Holdings Ltd	1,908,540
	Total China (proceeds $14,114,272)	$7,471,079

	Hong Kong – 2.21%
	Casino Hotels – 0.43%
448,900	Melco Crown Entertainment Ltd ADR	7,137,510
	Distribution / Wholesale – 0.28%
10,476,000	Li & Fung Ltd	4,607,567
	Finance - Other Services – 0.80%
561,602	Hong Kong Exchanges and Clearing Ltd	13,270,153
	Gas - Distribution – 0.70%
6,483,400	Hong Kong & China Gas Co Ltd	11,489,771
	Total Hong Kong (proceeds $40,033,480)	$36,505,001

	India – 0.63%
	Computer Services – 0.63%
701,200	Infosys Ltd ADR	10,398,796
	Total India (proceeds $11,567,267)	$10,398,796

	Japan – 5.38%
	Automobile - Cars / Light Trucks – 0.70%
99,390	Toyota Motor Corp ADR	11,648,508
	Diversified Manufacturing Operations – 0.20%
1,347,000	Toshiba Corp	3,269,479
	Electric - Integrated – 1.04%
804,800	Chubu Electric Power Co Inc	11,267,959
546,521	Kansai Electric Power Co Inc	5,988,373
		17,256,332
	Gas - Distribution – 1.69%
3,219,127	Osaka Gas Co Ltd	12,408,964
3,424,561	Tokyo Gas Co Ltd	15,529,218
		27,938,182
	Photo Equipment & Supplies – 0.81%
352,600	FUJIFILM Holdings Corp	13,407,476
	Retail - Apparel / Shoes – 0.41%
18,900	Fast Retailing Co Ltd	6,778,300
	Retail - Discount – 0.53%
611,456	Aeon Co Ltd	8,681,538
	Total Japan (proceeds $90,172,585)	$88,979,815

	Macau – 0.43%
	Casino Hotels – 0.43%
1,645,700	Sands China Ltd	7,153,233
	Total Macau (proceeds $6,461,161)	$7,153,233

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND
SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED (Unaudited) (continued)

		December 31, 2016
Shares		Fair Value
	Common Stocks (continued)
	Netherlands – 1.96%
	Semiconductor Equipment – 1.96%
288,500	ASML Holding NV	$32,369,700
	Total Netherlands (proceeds $29,455,068)	$32,369,700

	South Korea – 0.27%
	Electronic Component - Miscellaneous – 0.27%
345,400	LG Display Co Ltd ADR	4,438,390
	Total South Korea (proceeds $4,001,216)	$4,438,390

	Taiwan – 0.39%
	Electronic Components - Miscellaneous – 0.19%
896,100	AU Optronics Corp ADR	3,172,194
	Semiconductor Components - Integrated Circuits – 0.20%
1,830,500	United Microelectronics Corp ADR	3,203,375
	Total Taiwan (proceeds $7,910,847)	$6,375,569

	United States – 25.64%
	Automobile - Cars / Light Trucks – 0.87%
1,182,680	Ford Motor Co	14,345,908
	Beverages - Non-alcoholic – 1.72%
686,420	Coca-Cola Co	28,458,973
	Casino Hotels – 0.34%
104,930	Las Vegas Sands Corp	5,604,311
	Commercial Services - Finance – 0.19%
145,210	Western Union Co	3,153,961
	Computer Services – 0.60%
366,590	Teradata Corp	9,960,250
	Computers - Memory Devices – 0.93%
403,420	Seagate Technology PLC	15,398,541
	Cosmetics & Toiletries – 1.85%
362,890	Proctor & Gamble Co	30,511,791
	Diversified Manufacturing Operations – 0.78%
410,000	General Electric Co	12,956,000
	E-Commerce Services – 0.93%
10,466	Priceline Group Inc	15,343,784
	Electric - Integrated – 3.25%
243,400	Consolidated Edison Inc	17,933,712
234,550	Duke Energy Corp	18,205,771
358,200	Southern Co	17,619,858
		53,759,341
	Electronic Components - Semiconductors – 3.66%
498,200	Intel Corp	18,069,714
145,560	NVIDIA Corp	15,537,074
367,870	Texas Instruments Inc	26,843,474
		60,450,262

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND
SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED (Unaudited) (continued)

		December 31, 2016
Shares		Fair Value
	Common Stocks (continued)
	United States (continued)
	Food - Retail – 0.35%
302,580	Sprouts Farmers Market Inc	$5,724,814
	Internet Content - Entertainment – 1.09%
145,390	Netflix Inc	17,999,282
	Motorcycle / Motor Scooter – 0.38%
108,660	Harley-Davidson Inc	6,339,224
	REITS - Apartments – 0.35%
67,870	Camden Property Trust	5,705,831
	REITS - Diversified – 1.04%
164,000	Vornado Realty Trust	17,116,680
	REITS - Health Care – 0.60%
332,410	HCP Inc	9,879,225
	REITS - Office Property – 1.40%
124,500	Boston Properties Inc	15,659,610
70,220	SL Green Realty Corp	7,552,161
		23,211,771
	REITS - Shopping Centers – 1.01%
664,820	Kimco Realty Corp	16,726,871
	REITS - Storage – 0.30%
21,940	Public Storage	4,903,590
	Rental Automobile / Equipment – 0.16%
71,210	Avis Budget Group Inc	2,611,983
	Retail - Apparel / Shoes – 0.27%
729,370	Ascena Retail Group Inc	4,514,800
	Retail - Bedding – 0.73%
295,070	Bed Bath & Beyond Inc	11,991,645
	Retail - Discount – 0.94%
216,750	Target Corp	15,655,853
	Retail - Regional Department Store – 0.93%
137,820	Dillard's Inc, Class A	8,639,936
138,100	Kohl's Corp	6,819,379
		15,459,315
	Semiconductor Components - Integrated Circuits – 0.97%
258,930	Linear Technology Corp	16,144,287
	Total United States (proceeds $438,426,336)	$423,928,293

	Total Common Stock (proceeds $642,142,232)	$617,619,876

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND
SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED (Unaudited) (continued)

		December 31, 2016
Shares		Fair Value
	Exchange Traded Funds - 4.00%
	United States - 4.00%
	Sector Fund - Real Estate – 0.64%
136,460	iShares U.S. Real Estate ETF	$10,499,232
	Sector Fund - Technology – 1.52%
350,360	VanEck Vectors Semiconductor ETF	25,099,790
	Sector Fund - Utility – 1.84%
628,490	Utilities Select Sector SPDR Fund ETF	30,525,759
	Total United States (proceeds $65,737,826)	$66,124,781

	Total Exchange Traded Funds (proceeds $65,737,826)	$66,124,781

	Total Securities Sold, Not Yet Purchased (proceeds $707,880,058)	$683,744,657

ADR	American Depositary Receipt
ETF	Exchange Traded Fund
SPDR	Standard & Poor’s Depositary Receipts

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND
SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED (Unaudited) (concluded)

December 31, 2016
Percentage of
Securities Sold, Not Yet Purchased - By Industry	Net Assets (%)
Automobile - Cars / Light Trucks	1.57
Beverages - Non-alcoholic	1.72
Casino Hotels	1.20
Commercial Services - Finance	0.19
Computer Services	1.23
Computers	0.33
Computers - Memory Devices	0.93
Cosmetics & Toiletries	1.85
Distribution / Wholesale	0.28
Diversified Manufacturing Operations	0.98
E-Commerce / Services	0.93
Electric - Integrated	4.29
Electronic Components - Miscellaneous	0.46
Electronic Components - Semiconductors	3.66
Finance - Other Services	0.80
Food - Retail	0.35
Gas - Distribution	2.39
Internet Content - Entertainment	1.09
Metal Processors & Fabrication	0.12
Motorcycle/ Motor Scooter	0.38
Photo Equipment & Supplies	0.81
REITS - Apartments	0.35
REITS - Diversified	1.04
REITS - Health Care	0.60
REITS - Office Property	1.40
REITS - Shopping Centers	1.01
REITS - Storage	0.30
Rental Automobile / Equipment	0.16
Retail - Apparel / Shoes	0.68
Retail - Bedding	0.73
Retail - Discount	1.47
Retail - Regional Department Store	0.93
Sector Fund - Real Estate	0.64
Sector Fund - Technology	1.52
Sector Fund - Utility	1.84
Semiconductor Components - Integrated Circuits	1.17
Semiconductor Equipment	1.96
Total Securities Sold, Not Yet Purchased	41.36%

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND
SCHEDULE OF SWAP CONTRACTS (Unaudited)

			December 31, 2016
Notional	Maturity		Unrealized
Amount	Date		Gain/(Loss)
	Swap Contracts - 3.47%
	Total Return Swap Contracts - 3.47%
	Australia - 0.22%
	Commercial Banks Non-U.S. - (0.12%)
$(10,956,092)	12/13/2019	Australia & New Zealand Banking Group Ltd	$(641,540)
		Agreement with Morgan Stanley, dated 12/23/2014 to deliver the total return of the shares of Australia & New Zealand Banking Group Ltd in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.40%*.
(11,494,411)	12/13/2019	Westpac Banking Corp	(1,302,754)
		Agreement with Morgan Stanley, dated 12/23/2014 to deliver the total return of the shares of Westpac Banking Corp in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.40%*.
			(1,944,294)
	Food - Retail - 0.34%
(19,851,139)	12/23/2019	Wesfarmers Ltd	431,150
		Agreement with Morgan Stanley, dated 12/23/2014 to deliver the total return of the shares of Wesfarmers Ltd in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.40%*.
(22,652,478)	12/23/2019	Woolworths Ltd	5,104,091
		Agreement with Morgan Stanley, dated 12/23/2014 to deliver the total return of the shares of Woolworths Ltd in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.40%*.
			5,535,241
	Total Australia		$3,590,947

	Denmark - (0.08%)
	Commercial Services - Finance - (0.08%)
6,575,004	2/25/2019	Net A/S (a)	(1,295,583)
		Agreement with Morgan Stanley, dated 03/03/2014 to receive the total return of the shares of Net A/S in exchange for an amount to be paid equal to the Daily Fed Funds Effective Rate plus 0.65%*.
	Total Denmark		$(1,295,583)

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND
SCHEDULE OF SWAP CONTRACTS (Unaudited) (continued)

			December 31, 2016
Notional	Maturity		Unrealized
Amount	Date		Gain/(Loss)
	Total Return Swap Contracts (continued)
	Japan - 0.13%
	Building Products - Doors & Windows - (0.15%)
$(11,658,616)	3/4/2019	Asahi Glass Co Ltd	$(2,467,108)
		Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Asahi Glass Co Ltd in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.40%*.
	Electric - Integrated - 0.18%
(13,399,206)	3/4/2019	Tokyo Electric Power Co Inc	3,136,218
		Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Tokyo Electric Power Co Inc in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.40%*.
	Office Automation & Equipment - 0.09%
(20,470,144)	3/4/2019	Ricoh Co Ltd	1,420,164
		Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Ricoh Co Ltd in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.43%*.
	Photo Equipment & Supplies - 0.01%
(7,094,787)	3/4/2019	Konica Minolta Holdings Inc	115,635
		Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Konica Minolta Holdings Inc in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.40%*.
	Total Japan		$2,204,909

	Luxembourg - (0.06%)
	Retail - Discount - (0.06%)
6,468,252	12/10/2018	B&M European Value Retail SA	(1,072,696)
		Agreement with Morgan Stanley, dated 12/07/2012 to receive the total return of the shares of B&M European Value Retail SA in exchange for an amount to be paid equal to the Daily Fed Funds Effective Rate plus 0.65%*.
	Total Luxembourg		$(1,072,696)

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND
SCHEDULE OF SWAP CONTRACTS (Unaudited) (continued)

			December 31, 2016
Notional	Maturity		Unrealized
Amount	Date		Gain/(Loss)
	Total Return Swap Contracts (continued)
	South Korea - 1.42%
	Electronic Components - Semiconductors - 1.42%
$62,056,031	3/4/2019	Samsung Electronics Co Ltd	$22,549,833
		Agreement with Morgan Stanley, dated 03/01/2010 to receive the total return of the shares of Samsung Electronics Co Ltd in exchange for an amount to be paid equal to the Daily Fed Funds Effective Rate plus 0.90%*.
(10,407,210)	3/4/2019	SK Hynix Inc	987,294
		Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of SK Hynix Inc in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.40%*.
			23,537,127
	Total South Korea		$23,537,127

	Spain - (0.02%)
	Food - Retail - 0.09%
(5,930,747)	2/25/2019	Distribuidora Internacional de Alimentacion SA	1,440,042
		Agreement with Morgan Stanley, dated 01/01/2012 to deliver the total return of the shares of Distribuidora Internacional de Alimentacion SA in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.40%*.
	Satellite Telecommunications - (0.11%)
10,666,240	2/25/2019	Cellnex Telecom SAU	(1,788,382)
		Agreement with Morgan Stanley, dated 02/25/2014 to receive the total return of the shares of Cellnex Telecom SAU in exchange for an amount to be paid equal to the Daily Fed Funds Effective Rate plus 0.65%*.
	Total Spain		$(348,340)

	Switzerland - 0.25%
	Retail - Jewelry - 0.25%
(11,030,815)	5/8/2017	Cie Financiere Richmont SA	1,483,774
		Agreement with Morgan Stanley, dated 05/08/2015 to deliver the total return of the shares of Cie Financiere Richmont SA in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.35%*.

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND
SCHEDULE OF SWAP CONTRACTS (Unaudited) (continued)

			December 31, 2016
Notional	Maturity		Unrealized
Amount	Date		Gain/(Loss)
	Total Return Swap Contracts (continued)
	Switzerland (continued)
	Retail - Jewelry (continued)
$(12,525,119)	12/10/2018	Swatch Group AG	$2,720,373
		Agreement with Morgan Stanley, dated 12/07/2012 to deliver the total return of the shares of Swatch Group AG in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 1.50%*.
			4,204,147
	Total Switzerland		$4,204,147

	Taiwan - 0.14%
	Computers - (0.04%)
(3,797,263)	3/4/2019	Foxconn Technology Co Ltd	(683,012)
		Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Foxconn Technology Co Ltd in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 1.32%*.
	Computers - Peripheral Equipment - 0.12%
(12,349,255)	3/4/2019	Innolux Display Corp	1,957,889
		Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Innolux Display Corp in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 1.00%*.
	Electronic Components - Miscellaneous - 0.04%
(13,295,669)	3/4/2019	AU Optronics Corp	1,732,949
		Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of AU Optronics Corp in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.78%*.
(18,982,412)	3/4/2019	Hon Hai Precision Industry Co Ltd	(1,030,641)
		Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Hon Hai Precision Industry Co Ltd in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.40%*.
			702,308

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND
SCHEDULE OF SWAP CONTRACTS (Unaudited) (continued)

			December 31, 2016
Notional	Maturity		Unrealized
Amount	Date		Gain/(Loss)
	Total Return Swap Contracts (continued)
	Taiwan (continued)
	Metal Processors & Fabrications - 0.00%
$(12,115,816)	3/4/2019	Catcher Technology Co Ltd	$(15,474)
		Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Catcher Technology Co Ltd in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 1.70%*.
	Semiconductor Components - Integrated Circuits - 0.02%
(3,879,264)	3/4/2019	United Microelectronics Corp	293,563
		Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of United Microelectronics Corp in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.40%*.
	Total Taiwan		$2,255,274

	United Kingdom - 0.36%
	Food - Retail - 0.13%
(8,575,006)	12/10/2018	Sainsbury PLC	754,091
		Agreement with Morgan Stanley, dated 12/07/2012 to deliver the total return of the shares of Sainsbury PLC in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.30%*.
(6,240,438)	12/10/2018	Tesco PLC	1,331,308
		Agreement with Morgan Stanley, dated 12/07/2012 to deliver the total return of the shares of Tesco PLC in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.40%*.
			2,085,399
	Retail - Apparel / Shoes - 0.09%
(13,410,686)	12/10/2018	Next PLC	1,490,675
		Agreement with Morgan Stanley, dated 12/07/2012 to deliver the total return of the shares of Next PLC in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.30%*.

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND
SCHEDULE OF SWAP CONTRACTS (Unaudited) (continued)

			December 31, 2016
Notional	Maturity		Unrealized
Amount	Date		Gain/(Loss)
	Total Return Swap Contracts (continued)
	United Kingdom (continued)
	Retail - Major Department Store - 0.14%
$(11,532,573)	12/10/2018	Marks & Spencer Group PLC	$2,372,137
		Agreement with Morgan Stanley, dated 12/07/2012 to deliver the total return of the shares of Marks & Spencer Group PLC in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.30%*.
	Total United Kingdom		$5,948,211

	United States - 1.11%
	Web Portals / ISP - 1.11%
57,721,137	3/4/2019	Alphabet Inc, Class A	18,405,141
		Agreement with Morgan Stanley, dated 03/01/2012 to receive the total return of the shares of Alphabet Inc, Class A in exchange for an amount to be paid equal to the Daily Fed Funds Effective Rate plus 0.45%*.
	Total United States		$18,405,141

	Total Swap Contracts		$57,429,137

*	Financing rate is variable. Rate indicated is as of December 31, 2016.
(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. 144A securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND
SCHEDULE OF SWAP CONTRACTS (Unaudited) (concluded)

December 31, 2016
Percentage of
Swap Contracts - By Industry	Net Assets (%)
Building Products - Doors & Windows	(0.15)
Commercial Banks Non-U.S.	(0.12)
Commercial Services - Finance	(0.08)
Computers	(0.04)
Computers - Peripheral Equipment	0.12
Electric - Integrated	0.18
Electronic Components - Miscellaneous	0.04
Electronic Components - Semiconductors	1.42
Food - Retail	0.56
Metal Processors & Fabrications	0.00
Office Automation & Equipment	0.09
Photo Equipment & Supplies	0.01
Retail - Apparel / Shoes	0.09
Retail - Discount	(0.06)
Retail - Jewelry	0.25
Retail - Major Department Store	0.14
Satellite Telecommunications	(0.11)
Semiconductor Component - Integrated Circuits	0.02
Web Portals / ISP	1.11
Total Swap Contracts	3.47%

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND
SCHEDULE OF FORWARD CURRENCY CONTRACTS (Unaudited)

						December 31, 2016
	Settlement	Currency		Currency		Unrealized
Counterparty	Date	Sold	Contracts	Bought	Contracts	Gain / (Loss)
Forward Currency Contracts – 0.17%
Morgan Stanley & Co., Inc	4/13/2017	CNH	(445,526,684)	USD	65,232,279	$2,793,586
Total Forward Currency Contracts						$2,793,586

CNH	Chinese Renminbi Yuan
USD	United States Dollar

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND
SCHEDULE OF FORWARD CURRENCY CONTRACTS (Unaudited) (concluded)

December 31, 2016
Percentage of
Forward Currency Contracts - By Industry	Net Assets (%)
Currency	0.17
Total Forward Currency Contracts	0.17%

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND
NOTES TO SCHEDULE OF INVESTMENTS—DECEMBER 31, 2016 (Unaudited)

1.	Fair Value Measurement

ACAP Strategic Fund (the “Fund”) follows authoritative guidance for fair value measurement. The guidance establishes a framework for measuring fair value and a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. The guidance establishes three levels of inputs that may be used to measure fair value. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—observable market inputs that are unadjusted quoted prices for identical assets or liabilities in active markets.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The Fund recognizes transfers into and out of levels indicated above at the end of the reporting period. There were no such transfers during the three months ended December 31, 2016.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in these securities.

Additional information on the investments can be found in the Schedule of Investments, the Schedule of Purchased Options, the Schedule of Securities Sold, Not Yet Purchased, the Schedule of Swap Contracts and the Schedule of Forward Currency Contracts.

The following table summarizes the fair value of assets and liabilities by the ASC 820 fair value hierarchy levels as of December 31, 2016.

				Balance
	Level 1	Level 2	Level 3	December 31, 2016
Assets
Investment Securities
Common Stocks	$1,928,931,950	$-	$-	$1,928,931,950
Convertible Bond	-	6,142,828	-	6,142,828
Short-Term Securities	103,729,678	-	-	103,729,678
Forward Currency Contracts	-	2,793,586	-	2,793,586
Purchased Options	20,470,327	736,988	-	21,207,315
Total Return Swaps	-	57,429,137	-	57,429,137
Total Assets	$2,053,131,955	$67,102,539	$-	$2,120,234,494

Liabilities
Securities Sold, Not Yet Purchased
Common Stocks	$617,619,876	$-	$-	$617,619,876
Exchange Traded Funds	66,124,781	-	-	66,124,781
Total Liabilities	$683,744,657	$-	$-	$683,744,657

ACAP STRATEGIC FUND
NOTES TO SCHEDULE OF INVESTMENTS—DECEMBER 31, 2016 (Unaudited)(continued)

2.	Portfolio Valuation

The value of the net assets of the Fund is determined on each business day as of the close of regular business of the NYSE in accordance with the procedures set forth below or as may be determined from time to time pursuant to policies established by the Fund’s Board of Trustees (the “Board”).

Equity securities (including listed warrants) traded or dealt in upon one or more domestic or foreign securities exchange are valued at their last reported composite sales prices as reported on such exchange(s). In the absence of any reported sale for a period of five consecutive business days, the price of a domestic or foreign exchange traded equity security will be deemed “stale” and such security valued at fair value.

Total return swaps on equity securities are generally valued based upon the price for the reference asset, as determined in the manner specified above or below.

Domestic non-exchange traded equity securities and convertible bonds are valued at their last reported sales price. In the absence of any reported sale for a period of five consecutive business days, the price of a domestic non-exchange traded equity security will be deemed “stale” and such security valued at fair value.

Fixed income, municipal bonds and bank debt are valued using the bid prices obtained from two or more independent pricing agents. If two independent pricing agents are not available to provide bids, the bid quoted by a single independent pricing agent believed to be reliable will be used. If market quotations are not readily available, debt securities will be valued at fair value. Money market instruments with a remaining maturity of 60 days or less may be valued at amortized cost (purchase price or last valuation, as applicable, adjusted for accretion of discount or amortization of premium) unless the Adviser believes another valuation is more appropriate.

Options traded or dealt in upon one or more domestic or foreign securities exchange are valued at their last reported bid price as reported on such exchange(s). In the absence of any reported bid price for a period of five consecutive business days, the price of a domestic or foreign exchange traded option will be deemed “stale” and such security valued at fair value. Non-exchange traded options are valued using the midpoint of bid and ask prices obtained from an independent pricing agent. If an independent pricing agent is not able to obtain bid and ask prices, non-exchange traded options will be valued at fair value.

If market quotations are not readily available, portfolio securities will be valued at fair value.

The Adviser monitors the continuing appropriateness of the valuation methodology being used for each security and other investment.

All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars using foreign exchange rates provided by a pricing service compiled as of 4:00 p.m. London time. Trading in foreign securities generally is completed, and the values of foreign securities are determined prior to the close of securities markets in the U.S. Foreign exchange rates are also determined prior to such close. On occasion, the values of foreign securities and exchange rates may be materially affected by events occurring before the Fund calculates its net asset value but after the close of the primary markets or exchanges on which foreign securities are traded. These intervening events might be country-specific (e.g., natural disaster, economic or political developments, interest-rate change), issuer-specific (e.g., earnings report, merger announcement), or U.S. market specific (e.g., a significant movement in the U.S. markets that is deemed to affect the value of foreign securities). When such an event materially affects the values of securities held by the Fund or its liabilities (including foreign securities for which there is a readily available market price), such securities and liabilities may be valued at fair value, taking into account the aforementioned factors, in good faith pursuant to procedures adopted by the Board.

3.	Derivatives-Related Principal and Non-Principal Fund Investment Practices and Their Risks

a.

Total Return Swaps

The Adviser may use total return swaps to pursue the Fund’s investment objective of seeking maximum capital appreciation. The Adviser may also use these swaps for hedging purposes. A swap is a contract under which two parties agree to make periodic payments to each other based on specified interest rates, an index or the value of some other instrument, applied to a stated, or “notional,” amount. Swaps generally can be classified as interest rate swaps, currency swaps, commodity swaps, total return swaps or equity swaps, depending on the type of index or instrument used to calculate the payments. Such swaps would increase or decrease the Fund’s investment exposure to the particular interest rate, currency, commodity or equity involved. Total return swaps are where one party exchanges a cash flow indexed (on a long or short basis) to a non-money market asset (e.g., an equity security).

Most swap agreements entered into by the Fund require the calculation of the obligations of the parties to the agreements on a “net basis.” Consequently, current obligations (or rights) under a swap agreement generally will be equal to only the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”).

The Fund is subject to the market risk associated with changes in the value of the underlying investment or instrument, as well as exposure to credit risk associated with counterparty non-performance on swap contracts. The risk of loss with

ACAP STRATEGIC FUND
NOTES TO SCHEDULE OF INVESTMENTS—DECEMBER 31, 2016 (Unaudited) (continued)

3.	Derivatives-Related Principal and Non-Principal Fund Investment Practices and Their Risks (continued)

	a.	Total Return Swaps (continued)

respect to swaps is limited to the net amount of payments that the Fund is contractually obligated to make. If the other party to a swap defaults, the Fund’s risk of loss consists of the net amount of payments that the Fund contractually is entitled to receive. Total return swaps are non-income producing instruments.

At December 31, 2016, the fair value of the above-mentioned investments was $57,429,137.

b.

Call and Put Options on Individual Securities

The Fund may purchase call and put options in respect of specific securities, and may write and sell covered or uncovered call and put options for hedging purposes and non-hedging purposes to pursue its investment objective. A put option gives the purchaser of the option the right to sell, and obligates the writer to buy, the underlying security at a stated exercise price at any time prior to the expiration of the option. Similarly, a call option gives the purchaser of the option the right to buy, and obligates the writer to sell, the underlying security at a stated exercise price at any time prior to the expiration of the option. A covered call option written by the Fund is a call option with respect to which the Fund owns the underlying security. A covered put option written by the Fund is a put option with respect to which cash or liquid securities have been placed in a segregated account on the Fund’s books or with the Fund’s custodian to fulfill the obligation undertaken.

The Fund may close out a position when writing options by purchasing an option on the same security with the same exercise price and expiration date as the option that it has previously written on the security. The Fund will realize a profit or loss if the amount paid to purchase an option is less or more, as the case may be, than the amount received from the sale thereof. To close out a position as a purchaser of an option, the Fund would ordinarily make a similar “closing sale transaction,” which involves liquidating the Fund’s position by selling the option previously purchased, although the Fund would be entitled to exercise the option should it deem it advantageous to do so. The Fund may also invest in so-called “synthetic” options or other derivative instruments written by broker-dealers.

Options transactions may be effected on securities exchanges or in the over-the-counter market. Over-the-counter options purchased and sold by the Fund may also include options on baskets of specific securities. The use of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The Fund may buy and sell call and put options, including options on currencies. If the Fund sells a put option, there is a risk that the Fund may be required to buy the underlying asset at a disadvantageous price. If the Fund sells a call option, there is a risk that the Fund may be required to sell the underlying asset at a disadvantageous price, and if the call option sold is not covered (for example, by owning the underlying asset), the Fund’s losses are potentially unlimited. Options may be traded over-the-counter or on a securities exchange. These transactions involve risks consisting of correlation risk, counterparty credit risk and leverage risk.

At December 31, 2016, the fair value of the above-mentioned investments was $21,207,315.

c.

Foreign Currency Transactions

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. The Fund may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Board.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

The Fund may enter into forward foreign currency exchange contracts for hedging and non-hedging purposes to pursue its investment objective. These contracts represent obligations to purchase or to sell a specified amount of currency at a future date and at a specified price agreed to by the parties at the time they enter into the contracts and allow the Fund to “lock in” the US dollar prices of securities. However, there may be an imperfect correlation between the securities being purchased or sold and the forward contracts entered into, and there is a risk that a counterparty will be unable or unwilling to fulfill its obligations under the forward contract.

ACAP STRATEGIC FUND
NOTES TO SCHEDULE OF INVESTMENTS—DECEMBER 31, 2016 (Unaudited) (concluded)

3.	Derivatives-Related Principal and Non-Principal Fund Investment Practices and Their Risks (continued)

	c.	Foreign Currency Transactions (continued)

The Fund may also seek to hedge against the decline in the value of a currency or, to the extent applicable, to enhance returns, through the use of currency options. Currency options are similar to options on securities. For example, in consideration for an option premium the writer of a currency option is obligated to sell (in the case of a call option) or purchase (in the case of a put option) a specified amount of a specified currency on or before the expiration date for a specified amount of another currency. The Fund may engage in transactions in options on currencies either on exchanges or over-the-counter markets. Currency options involve substantial currency risk, and may also involve credit, leverage or liquidity risk.

At December 31, 2016, the fair value of the above-mentioned investments was $2,793,586.

4.	Federal Income Tax Information

At September 30, 2016, the aggregate cost and proceeds for Federal income tax purposes of portfolio investments and securities sold, not yet purchased was $1,754,917,081, and $742,173,658, respectively. For Federal income tax purposes, at September 30, 2016, accumulated net unrealized gain on portfolio investments was $407,412,949, consisting of $433,241,116 gross unrealized gain and $25,828,167 gross unrealized loss. The accumulated net unrealized loss on securities sold, not yet purchased, was $51,336,957, consisting of $42,923,557 gross unrealized gain and $94,260,514 gross unrealized loss. The difference between book basis and tax basis unrealized gain on portfolio investments is primarily attributable to cumulative loss deferrals on wash sales. The difference between book basis and tax basis unrealized loss on securities sold, not yet purchased is primarily attributable to loss deferrals on unsettled short positions, straddles and wash sales.

5.	Subsequent Events

The Fund has determined that no material events or transactions occurred subsequent to December 31, 2016 that would require recognition or disclosure in the Fund’s “Schedule of Investments.”

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ACAP Strategic Fund

By (Signature and Title)*	/s/	Gregory D. Jakubowsky
Gregory D. Jakubowsky, President and Principal Executive Officer
(principal executive officer)

Date	2/28/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/	Gregory D. Jakubowsky
Gregory D. Jakubowsky, President and Principal Executive Officer
(principal executive officer)

Date	2/28/2017

By (Signature and Title)*	/s/	George Mykoniatis
George Mykoniatis, Treasurer and Principal Financial Officer
(principal financial officer)

Date	2/28/2017

* Print the name and title of each signing officer under his or her signature.